Deferred Financing Costs	12 Months Ended
Dec. 31, 2015
Deferred Finance Costs [Abstract]
Deferred Finance Costs [Text Block]

14. Deferred Financing Costs

		December 31, 2015
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$23,454	$8,437	$15,017

		December 31, 2014
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$21,745	$7,328	$14,417

Amortization of deferred financing costs amounted to $3,101 (2014 - $3,418) for the year ended December 31, 2015 and is recorded to interest on long-term debt. For the year ended December 31, 2015, $1,477 of deferred financing costs (2014 - $nil) were written-off in connection with the Company’s refinancing of its senior secured term B facility (the “Term B facility”) (Note 21).

Deferred financing costs are expected to amortize in each of the next five years and thereafter as follows:

2016	$3,040
2017	3,040
2018	3,040
2019	3,040
2020	1,582
Thereafter	1,275
$15,017